Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Income Tax Disclosure [Abstract]
Beginning balance		$ 469.5	[1]	$ 442.8
Increases (decreases) related to tax positions taken during prior years		(85.4)		47.2
Decreases related to statute of limitations		0.0		(77.2)
Increases related to tax positions taken during the current year		52.2		56.7
Ending balance	[1]	$ 436.3		$ 469.5

[1]	As of December 31, 2022 and 2021 unrecognized tax benefit in the amounts of $16.6 and $14.6 was presented net from deferred tax asset.